FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

February 23, 2021

Filed via EDGAR (CIK # 0000837274)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Franklin Templeton Variable Insurance Products Trust (“Registrant”)

File Nos. 033-23493 and 811-05583

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, is Post-Effective Amendment No. 108 to the Registrant's Registration Statement on Form N-1A (Amendment) relating to the Franklin Flex Cap Growth VIP Fund (Franklin Fund) and the Templeton Developing Markets VIP Fund (Templeton Fund) series of the Registrant, which is being filed under Rule 485(a)(1) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940.

The Amendment is being filed to reflect: (i) changes to the Franklin Fund’s name and investment focus and a reduction of its investment management fees; and (ii) a change to the Templeton Fund’s classification as a “diversified” fund to a “non-diversified” fund, as approved by the Templeton Fund’s shareholders. As noted on the facing page, the Amendment relates only to the Franklin Fund and the Templeton Fund and does not otherwise delete, amend, or supersede any other information relating to the prospectuses or statement of additional information (SAI) of any other series of the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and SAI.

Please direct any questions or comments relating to this filing to Amy C. Fitzsimmons at (215) 564-8711.

Sincerely,

/s/Steven J. Gary

Vice President and Co-Secretary